BLACKROCK FUNDS II

BlackRock Low Duration Bond Portfolio

(the “Fund”)

Supplement dated March 28, 2018 to the

Statement of Additional Information dated January 26, 2018, as supplemented to date

Effective March 29, 2018, the following changes are made to the Fund’s Statement of Additional Information:

The seventh paragraph in the section of the Statement of Additional Information entitled “Management and Advisory Arrangements” is deleted in its entirety and replaced with the following:

BlackRock has contractually agreed to waive the management fee payable by each Fund with respect to any portion of such Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee. With respect to the High Yield Bond Portfolio and the Core Bond Portfolio, the waiver is in effect through January 31, 2019. With respect to the Low Duration Bond Portfolio, the waiver is in effect through January 31, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Fund.

The ninth paragraph in the section of the Statement of Additional Information entitled “Management and Advisory Arrangements” is deleted in its entirety and replaced with the following:

The Manager has contractually agreed to waive and/or reimburse fees or expenses of each Fund in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and expenses and certain other Fund expenses) as a percentage of average daily net assets to the amounts noted in the table below. With respect to the High Yield Bond Portfolio and the Core Bond Portfolio, the contractual caps are in effect through January 31, 2019. With respect to the Low Duration Bond Portfolio, the contractual caps are in effect through January 31, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of a Fund.

The section of the table following the ninth paragraph in the section of the Statement of Additional Information entitled “Management and Advisory Arrangements,” solely as it relates to the Fund, is deleted in its entirety and replaced with the following:

Contractual Caps on Total Annual Fund Operating Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
Low Duration Bond Portfolio[1]
Investor A Shares	0.65%
Investor C Shares	1.40%
Institutional Shares	0.40%
Class R Shares	0.90%
Class K Shares	0.35%
Service Shares	0.65%

Contractual Caps on Total Annual Fund Operating Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
Investor A1 Shares	0.50%
Investor C2 Shares	0.80%
Investor C3 Shares	1.30%

[1]	From October 14, 2016 through March 28, 2018, the Manager had contractually agreed to waive and/or reimburse expenses of the Low Duration Bond Portfolio to in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.66% for Investor A Shares, 1.41% for Investor C Shares, 0.41% for Institutional Shares, 0.91% for Class R Shares, 0.36% for Class K Shares, 0.66% for Service Shares, 0.51% for Investor A1 Shares, 0.81% for Investor C2 Shares and 1.31% for Investor C3 Shares. Prior to October 14, 2016, the Manager had contractually agreed to waive and/or reimburse expenses of the Low Duration Bond Portfolio to in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.79% for Investor A Shares, 1.53% for Investor C Shares, 0.45% for Institutional Shares, 1.04% for Class R Shares, 0.40% for Class K Shares, 0.79% for Service Shares, 0.60% for Investor A1 Shares, 0.94% for Investor C2 Shares and 1.50% for Investor C3 Shares.

Shareholders should retain this Supplement for future reference.

SAI-LOWD-0318SUP